Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Conditional advances	$ 3,189	$ 1,448
Lease debts	34,245	42,948
State Guaranteed loan PGE	3,600
EIB loan	37,202	18,046
EIB warrants	6,010	7,797
Other non-current financial liabilities	881	12,884
Total non-current financial liabilities and non-current lease debts	85,127	92,073
Lease debts	8,385	8,502
Other current financial liabilities	11,293	126
Total current financial liabilities and current lease debts	24,519	13,790
Trade payables	18,664	19,069
Other current liabilities	10,097	10,219
Total financial liabilities	138,408	135,151
State Guaranted Loan [Member]
Disclosure of financial liabilities [line items]
State Guaranteed loan PGE	3,599	8,950
Total non-current financial liabilities and non-current lease debts	3,599	8,950
State Guaranteed loan « PGE »	4,841	5,162
Total current financial liabilities and current lease debts	$ 4,841	$ 5,162